CASH AND CASH EQUIVALENTS AND SHORT-TERM DEPOSITS DENOMINATED BY CURRENCY (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of cash and cash equivalents and short-term deposits [line items]
Cash and cash equivalents and short-term deposits	¥ 1,268,515	¥ 1,467,656
RMB
Disclosure of cash and cash equivalents and short-term deposits [line items]
Cash and cash equivalents and short-term deposits	1,235,719	1,351,880
HKD
Disclosure of cash and cash equivalents and short-term deposits [line items]
Cash and cash equivalents and short-term deposits	32,650	115,680
USD
Disclosure of cash and cash equivalents and short-term deposits [line items]
Cash and cash equivalents and short-term deposits	¥ 146	¥ 96